Financial risk management objectives and policies - Currency risk (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Currency Risk Relative to EUR | United States Dollar (USD)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	$ 32,594
Effect on pre-tax equity due to decrease in designated risk component	(32,594)
Effect on profit before tax equity due to increase in designated risk component	1,340
Effect on profit before tax equity due to decrease in designated risk component	$ (1,340)
Currency Risk Relative to EUR | United Arab Emirates
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	$ 98
Effect on pre-tax equity due to decrease in designated risk component	(98)
Effect on profit before tax equity due to increase in designated risk component	(6)
Effect on profit before tax equity due to decrease in designated risk component	$ 6
Currency Risk Relative to EUR | Kenyan Shilling (KES)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (5,116)
Effect on pre-tax equity due to decrease in designated risk component	5,116
Effect on profit before tax equity due to increase in designated risk component	74
Effect on profit before tax equity due to decrease in designated risk component	$ (74)
Currency Risk Relative to EUR | Moroccan Dirham (MAD)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (5,432)
Effect on pre-tax equity due to decrease in designated risk component	5,432
Effect on profit before tax equity due to increase in designated risk component	(66)
Effect on profit before tax equity due to decrease in designated risk component	$ 66
Currency Risk Relative to EUR | Naira (NGN)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (19,545)
Effect on pre-tax equity due to decrease in designated risk component	19,545
Effect on profit before tax equity due to increase in designated risk component	(32)
Effect on profit before tax equity due to decrease in designated risk component	$ 32
Currency Risk Relative to EUR | Algerian Dinar (DZD)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (1,362)
Effect on pre-tax equity due to decrease in designated risk component	1,362
Effect on profit before tax equity due to increase in designated risk component	(13)
Effect on profit before tax equity due to decrease in designated risk component	$ 13
Currency Risk Relative to EUR | Cedi (Ghana) (GHS)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (1,877)
Effect on pre-tax equity due to decrease in designated risk component	1,877
Effect on profit before tax equity due to increase in designated risk component	(18)
Effect on profit before tax equity due to decrease in designated risk component	$ 18
Currency Risk Relative to EUR | Uganda Shilling (UGX)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (1,444)
Effect on pre-tax equity due to decrease in designated risk component	1,444
Effect on profit before tax equity due to increase in designated risk component	(3)
Effect on profit before tax equity due to decrease in designated risk component	$ 3
Currency Risk Relative to EUR | Egyptian Pound (EGP)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (7,865)
Effect on pre-tax equity due to decrease in designated risk component	7,865
Effect on profit before tax equity due to increase in designated risk component	(2,932)
Effect on profit before tax equity due to decrease in designated risk component	$ 2,932
Currency Risk Relative to USD | Kenyan Shilling (KES)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (9,001)
Effect on pre-tax equity due to decrease in designated risk component	9,001
Effect on profit before tax equity due to increase in designated risk component	255
Effect on profit before tax equity due to decrease in designated risk component	$ (255)
Currency Risk Relative to USD | Moroccan Dirham (MAD)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (2,236)
Effect on pre-tax equity due to decrease in designated risk component	2,236
Effect on profit before tax equity due to increase in designated risk component	(94)
Effect on profit before tax equity due to decrease in designated risk component	$ 94
Currency Risk Relative to USD | Naira (NGN)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (10,785)
Effect on pre-tax equity due to decrease in designated risk component	10,785
Effect on profit before tax equity due to increase in designated risk component	(839)
Effect on profit before tax equity due to decrease in designated risk component	$ 839
Currency Risk Relative to USD | Algerian Dinar (DZD)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (711)
Effect on pre-tax equity due to decrease in designated risk component	711
Effect on profit before tax equity due to increase in designated risk component	0
Effect on profit before tax equity due to decrease in designated risk component	$ 0
Currency Risk Relative to USD | Cedi (Ghana) (GHS)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (1,064)
Effect on pre-tax equity due to decrease in designated risk component	1,064
Effect on profit before tax equity due to increase in designated risk component	(172)
Effect on profit before tax equity due to decrease in designated risk component	$ 172
Currency Risk Relative to USD | Uganda Shilling (UGX)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (1,230)
Effect on pre-tax equity due to decrease in designated risk component	1,230
Effect on profit before tax equity due to increase in designated risk component	(36)
Effect on profit before tax equity due to decrease in designated risk component	$ 36
Currency Risk Relative to USD | Egyptian Pound (EGP)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (9,559)
Effect on pre-tax equity due to decrease in designated risk component	9,559
Effect on profit before tax equity due to increase in designated risk component	(106)
Effect on profit before tax equity due to decrease in designated risk component	$ 106
Currency Risk Relative to USD | CFA Franc BCEAO (XOF)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (2,241)
Effect on pre-tax equity due to decrease in designated risk component	2,241
Effect on profit before tax equity due to increase in designated risk component	(138)
Effect on profit before tax equity due to decrease in designated risk component	$ 138